Operations and Reorganization - History of the Group and Basis of Presentation for the Reorganization (Details)	12 Months Ended
Dec. 31, 2023 shareholder
Philippines Co II
Operations and Reorganization
Equity interest (as a percent)	99.99999%
Number of individual shareholders/investors	7
Beneficial interest held	0.00001%
Philippines Co III
Operations and Reorganization
Equity interest (as a percent)	99.999%
Number of individual shareholders/investors	5
Beneficial interest held	0.001%
Helloworld Education Online (Thailand) Co., Ltd
Operations and Reorganization
Equity interest (as a percent)	90.60%
Helloworld Education Online (Thailand) Co., Ltd | Helloworld Singapore [Member]
Operations and Reorganization
Equity interest (as a percent)	49.00%
Helloworld Education Online (Thailand) Co., Ltd | Mr. Suphaphon Thapmichai
Operations and Reorganization
Beneficial interest held	26.00%
Helloworld Education Online (Thailand) Co., Ltd | Mr. Chularak Aramruansakul
Operations and Reorganization
Beneficial interest held	25.00%